Stockholders' Equity - Summary of RSU Activity (Detail) - Performance-Based Restricted Stock Units [Member] - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested units, Beginning Balance		139,350
Nonvested units, Granted		559,000	203,700
Nonvested units, Cancelled	(139,350)	(164,350)	(64,350)
Nonvested units, Ending Balance		534,000	139,350
Weighted-Average Grant Date Fair Value Nonvested units, Beginning Balance		$ 7.86
Weighted-Average Grant Date Fair Value Granted		1.41	$ 8.49
Weighted-Average Grant Date Fair Value Cancelled		6.88	9.83
Weighted-Average Grant Date Fair Value Nonvested units, Ending Balance		$ 1.07	$ 7.86